(31) INSURANCE	12 Months Ended
Dec. 31, 2018
Insurance
INSURANCE

The subsidiaries maintain insurance policies with coverage based on specialized advice and takes into account the nature and degree of risk. The amounts are considered sufficient to cover any significant losses on assets and/or responsibilities. The main insurance coverages are as follows.

Description	Type of cover	Dec. 31, 2018
Concession financial asset / Intangible assets	Fire, lightning, explosion, machinery breakdown, electrical damage and engineering risk	7,630,552
Transport	National transport	502,930
Stored materials	Fire, lightning, explosion and robbery	249,501
Automobiles	Comprehensive cover	14,585
Civil liability	Electric energy distributors and others	268,000
Personnel	Group life and personal accidents	745,991
Others	Operational risks and others	352,931
Total		9,764,489

For the civil liability insurance of the officers, the insured amount is shared among the companies of the CPFL Energia Group. The premium is paid individually by each company involved, and the gross revenue is the base for the apportionment criterion.